Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Inventory Net Abstract
Coal Fuel Oil And Other Raw Materials	$ 276	$ 229
Spare Parts And Supplies	286	250
Total	$ 562	$ 479
Percentage Of FIFO Inventory	23.00%
Percentage Of Weighted Average Cost Inventory	75.00%